Note 38 - Operating Segments	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
38	Operating Segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Blanket Mine, Bilboes oxide mine, exploration and evaluation assets (“E&E projects”) and South Africa describe the Group's reportable segments. The Blanket operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited, Blanket Mine (1983) (Private) Limited, Blanket’s satellite projects and Caledonia Mining Services (Private) Limited (“CMS solar”). The Bilboes oxide mine segment comprises the oxide mining activities. The E&E projects segment includes the exploration and evaluation activities of the Bilboes sulphide project as well as the Motapa and Maligreen projects. The South African segment represents the sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) are responsible for corporate administrative functions within the Group and contribute to the strategic decision making process of the CEO and are therefore included in the disclosure below and combined with corporate and other reconciling amounts that do not represent a separate segment. Information regarding the results of each reportable segment is included below.

38	Operating Segments (continued)

Performance is measured based on profit before income tax, as included in the internal management report that is reviewed by the Group's CEO. Segment profit or exploration and evaluation cost is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

Information about reportable segments

For the twelve months ended December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	140,615	–	5,699	–	–	–	146,314
Inter-segmental revenue	–	17,623	–	–	(17,623)	–	–
Royalty	(7,318)	–	(319)	–	–	–	(7,637)
Production costs	(68,923)	(16,788)	(13,095)	–	16,097	–	(82,709)
Depreciation	(15,385)	(139)	–	–	1,079	(41)	(14,486)
Other income	236	10	1	–	(1,750)	1,766	263
Other expenses*	(4,353)	–	(14)	–	–	–	(4,367)
Administrative expenses	(912)	(4,301)	(2,101)	(8)	17	(10,124)	(17,429)
Management fee	(3,468)	3,471	–	–	(3)	–	–
Cash-settled share-based expense	–	–	–	–	660	(1,123)	(463)
Equity-settled share-based expense	–	–	–	–	–	(640)	(640)
Net foreign exchange (loss) gain	(3,229)	(144)	97	–	(71)	797	(2,550)
Fair value loss on derivative liabilities	–	–	–	–	–	(1,119)	(1,119)
Finance income	–	39	–	–	–	–	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	33,940	219	(9,921)	(30)	(1,596)	(10,420)	12,192
Tax expense	(12,256)	(235)	–	–	(19)	(300)	(12,810)
Profit (loss) after tax	21,684	(16)	(9,921)	(30)	(1,615)	(10,720)	(618)

*

Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.

38	Operating Segments (continued)

As at December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	51,236	2,363	–	401	(1,757)	1,986	54,229
Non-current (excluding intercompany)	188,426	697	–	92,664	(5,294)	(2,419)	274,074
Assets held for sale (note 24)	13,519	–	–	–	–	–	13,519
Expenditure on property, plant and equipment (note 18)	43,496	120	–	–	(2,570)	(11,440)	29,606
Expenditure on evaluation and exploration assets (note 17)	–	–	–	76,693	–	–	76,693
Intercompany balances	44,452	16,844	(214)	–	(145,523)	84,441	–

Segment liabilities:
Current (excluding intercompany)	(31,747)	(4,421)	–	(1,755)	–	(2,210)	(40,133)
Non-current (excluding intercompany)	(17,634)	–	–	(5,932)	4	(416)	(23,978)
Intercompany balances	(24,412)	(34,193)	–	(5,691)	145,523	(81,227)	–

For the twelve months ended December 31, 2022	Blanket	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	142,082	–	–	–	–	142,082
Inter-segmental revenue	–	19,885	–	(19,885)	–	–
Royalty	(7,124)	–	–	–	–	(7,124)
Production costs	(62,701)	(18,883)	–	18,586	–	(62,998)
Depreciation	(10,735)	(153)	–	789	(42)	(10,141)
Other income	48	12	–	–	–	60
Other expenses*	(11,289)	(66)	–	–	(427)	(11,782)
Administrative expenses	(172)	(3,047)	–	–	(8,722)	(11,941)
Management fee	(3,454)	3,454	–	–	–	–
Cash-settled share-based expense	–	–	–	853	(1,462)	(609)
Equity-settled share-based expense	–	–	–	–	(484)	(484)
Net foreign exchange gain (loss)	4,415	(119)	–	(291)	406	4,411
Fair value loss on derivative liabilities	–	–	–	–	(1,198)	(1,198)
Finance income	–	17	–	–	–	17
Finance cost	(861)	(25)	–	–	229	(657)
Profit (loss) before tax	50,209	1,075	–	52	(11,700)	39,636
Tax expense	(15,785)	(252)	–	117	(850)	(16,770)
Profit (loss) after tax	34,424	823	–	169	(12,550)	22,866

*	Other expenses include impairment of plant and equipment of $8,209 for Blanket, as well as impairment of the Connemara North of $720.

38	Operating Segments (continued)

As at December 31, 2022	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	33,130	1,448	–	(83)	3,932	38,427
Non-current (excluding intercompany)	176,356	822	5,626	(5,446)	19,406	196,764
Expenditure on property, plant and equipment (note 18)	38,763	(881)	872	(1,355)	10,821	48,220
Expenditure on evaluation and exploration assets (note 17)	7,964	–	1,430	–	4	9,398
Intercompany balances	33,468	12,202	–	(107,227)	61,557	–

Segment liabilities:
Current (excluding intercompany)	(17,451)	(1,901)	–	–	(13,089)	(32,441)
Non-current (excluding intercompany)	(8,197)	(101)	–	116	(1,109)	(9,291)
Intercompany balances	(12,725)	(34,753)	–	107,227	(59,749)	–

Major customer

Revenues received from Fidelity amounted to $66,177 (2022: $142,082; 2021: $121,329) for the twelve months ended December 31, 2023.

The Group has made $80,137 (2022: $Nil, 2021: $Nil) of sales to AEG up to December 31, 2023, representing 41,117 ounces (2022: Nil ounces, 2021: Nil ounces). Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It also creates the opportunity to use more competitive offshore refiners and it may allow for the Company to raise debt funding secured against offshore gold sales.

The Bullion trade receivables outstanding have been paid in full, after the year end.